Related Party Transactions (Details) - Schedule of Due to Related Parties - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Due to Related Parties [Line Items]
Total due to related parties	$ 1,124	$ 118,066
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Schedule of Due to Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties		118,066
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd. [Member]
Schedule of Due to Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 630
Changzhou Zhongjian Kanglu Information Technology Co., Ltd [Member]
Schedule of Due to Related Parties [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 494